                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                      Form 13F
                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 13, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

                                                 Navellier Fund Management, Inc.
                                                             FORM 13F
                                                          March 31, 1999



                             Title                                       Investment Discretion          Voting Authority
                             of                                          ---------------------     --------------------------
Security                     Class CUSIP     Market Value     Quantity  Sole  Share Other Managers   Sole      Share   None
-------------------------    ----- --------- --------------   --------  ----- ----- ----- -------- ---------- ------- -------
COMMON STOCK
------------
Abercrombie & Fitch          COM   002896207   6,356,025.00   68,900     x                           68,900
American Eagle Outfitters    COM   02553E106   9,176,064.00  128,000     x                          128,000
Ameritrade Holding Corp.     COM   03072H109   7,891,650.00  127,800     x                          127,800
Amgen                        COM   031162100  11,515,775.00  153,800     x                          153,800
AnnTaylor Stores             COM   036115103   6,495,636.00  147,000     x                          147,000
Bard C R Inc                 COM   067383109   6,526,677.20  129,400     x                          129,400
Best Buy                     COM   086516101   8,101,600.00  155,800     x                          155,800
Bindley Western Ind.         COM   090324104   2,148,834.48   75,231     x                           75,231
BroadVision Inc.             COM   111412102   4,600,750.00   77,000     x                           77,000
CMG Information              COM   125750109   8,878,555.50   48,500     x                           48,500
CSG Systems Intl Inc.        COM   126349109   8,100,565.20  205,400     x                          205,400
Capital One Finl.            COM   14040H105   9,241,200.00   61,200     x                           61,200
Century Telephone            COM   156686107   7,098,762.50  101,050     x                          101,050
Charles Schwab               COM   808513105   7,218,987.50   75,100     x                           75,100
Cybex Corp.                  COM   232522102   3,887,164.60  216,700     x                          216,700
Dell Computer                COM   247025109   5,918,700.00  144,800     x                          144,800
Dendrite Intl.               COM   248239105   3,534,379.20  158,400     x                          158,400
E. W. Blanch Holdings        COM   093210102   7,203,000.00  137,200     x                          137,200
EMC Corp                     COM   268648102   8,061,025.00   63,100     x                           63,100
Gap                          COM   364760108  10,638,819.65  158,050     x                          158,050
Gemstar Internl.             COM   G3788V106  10,783,325.00  143,300     x                          143,300
Intervoice                   COM   461142101   2,734,600.00  248,600     x                          248,600
Labor Ready Inc.             COM   505401208   2,944,287.50  112,700     x                          112,700
Lexmark Intl.                COM   529771107   6,567,062.50   58,700     x                           58,700
Macromedia                   COM   556100105  16,113,302.80  355,600     x                          355,600
Medimmune Inc.               COM   584699102   9,884,396.00  167,000     x                          167,000
Medquist Inc.                COM   584949101   5,112,000.00  170,400     x                          170,400
Mercury Interactive Corp     COM   589405109   4,645,500.00  130,400     x                          130,400

                                             --------------
Page Total                                   201,378,644.63

                        Navellier Fund Management, Inc.
                                    FORM 13F
                                 March 31, 1999



                             Title                                       Investment Discretion          Voting Authority
                             of                                          ---------------------     --------------------------
Security                     Class CUSIP     Market Value     Quantity  Sole  Share Other Managers   Sole      Share   None
-------------------------    ----- --------- --------------   --------  ----- ----- ----- -------- ---------- ------- -------
COMMON STOCK
------------
Mindspring Enterprises, Inc. COM   602683104   8,649,331.50  100,500     x                         100,500
MiniMed Inc.                 COM   60365K108  11,961,262.50  117,700     x                         117,700
Nokia                        COM   654902204  12,086,200.00   77,600     x                          77,600
PDS Financial Corp           COM   69329T105     381,048.75  169,355     x                         169,355
Priority Healthcare Corp.    COM   74264T102   1,525,060.75   33,703     x                          33,703
QLogic Corp                  COM   747277101   5,141,775.00   76,600     x                          76,600
RF Micro Devices Inc.        COM   749941100   6,238,857.60   65,200     x                          65,200
Safeway Inc.                 COM   786514208   7,635,374.40  148,800     x                         148,800
Symbol Tech                  COM   871508107   7,807,500.00  173,500     x                         173,500
Tarrant Apparel Group        COM   876289109     651,000.00   15,500     x                          15,500
VISX Inc.                    COM   92844S105  10,110,922.00   94,000     x                          94,000
Vanguard Cellular Systems    COM   922022108   6,612,235.20  242,100     x                         242,100
Wal Mart Stores              COM   931142103   5,872,375.60   63,700     x                          63,700
Xircom Inc                   COM   983922105   7,235,371.87  287,975     x                         287,975
                                             --------------
                                             293,286,959.80

                                             --------------
GRAND TOTAL                                  293,286,959.80
                                             ==============

                                             --------------
Page Total                                    91,908,315.17